Basis of Semiannual Condensed Consolidated Financial Statements (Narrative) (Detail) - JPY (¥) ¥ in Millions	Apr. 01, 2019	Sep. 30, 2019
Accounting Changes:
Right-of-Use Assets		¥ 406,567
Lease liabilities		¥ 482,474
Leases [Member]
Accounting Changes:
Right-of-Use Assets	¥ 428,000
Lease liabilities	502,000
Decrease to retained earnings	¥ (15,000)